SUBSEQUENT EVENTS (FY) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsequent Event [Abstract]
Aggregate amount of common shares		$ 61,794	$ 163,866
Public Co. A [Member] | Real Estate Loan [Member]
Subsequent Event [Abstract]
Maturity date		Jun. 27, 2021
Subsequent Event [Member] | Public Co. A [Member] | Real Estate Loan [Member]
Subsequent Event [Abstract]
Maturity date	Dec. 21, 2021
Interest rate	14.00%
Percentage of monthly interest rate	12.00%
Percentage of interest rate at maturity	2.00%
Exit fee	$ 1,000,000.0
Percentage of modification fee	3.00%
Aggregate amount of common shares	$ 1,200,000
Subsequent Event [Member] | Public Co. A [Member] | Equipment Loan [Member]
Subsequent Event [Abstract]
Exit fee	$ 500,000
Percentage of modification fee	6.00%
Period for reduction in monthly payments	3 months
Additional fee	$ 500,000
Subsequent Event [Member] | Public Co. A [Member] | Equipment Loan [Member] | Non-Brokered Convertible Debenture [Member]
Subsequent Event [Abstract]
Current amount borrowed under debenture agreement	10,100,000
Subsequent Event [Member] | Public Co. A [Member] | Equipment Loan [Member] | Non-Brokered Convertible Debenture [Member] | Maximum [Member]
Subsequent Event [Abstract]
Debenture agreement maximum borrowing capacity	$ 25,000,000.0